Restricted Assets	12 Months Ended
Dec. 31, 2015
Restricted Assets [Abstract]
Restricted assets

NOTE 6 – RESTRICTED ASSETS

At December 31, 2015, the Company reported restricted asset of $865,681. The restricted asset included cash collateral of 61,617 to Enshi Agricultural Development Credit Guarantee Co., Ltd. for providing guarantee at the short-term loan of $1,540,429 from Agricultural Development Bank of China and accounts receivable of $804,064 pledged to Shanghai Pudong Development Bank for a short-term loan of $358,920.

At December 31, 2014, the Company reported restricted assets of $1,368,412. The restricted assets included cash collateral of $65,162 to Enshi Agricultural Development Credit Guarantee Co., Ltd. for providing guarantee at the short-term loan of $1,629,062 from Agricultural Development Bank of China. Additionally, included in the restricted assets, the Company reported a security deposit of $1,303,250 to its loaner, Industrial and Commercial Bank of China, for its short-term loan of $1,172,925.